Borrowings, Convertible Bonds (Details) - AUD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Convertible bonds [Abstract]
Transaction costs		$ (14,884)	$ 0	$ (7,816)
Unwind of discount		29,245	12,774	6,287
Interest expense		6,419	0	0
Current		18,990	964
Non-current		551,821	8,209
Total convertible bond liability		581,598	17,445	10,446
Carrying amount		570,811	9,173
Bank loans [Member]
Convertible bonds [Abstract]
Total convertible bond liability		15,255	9,173	$ 3,312
Carrying amount		15,255	9,173
Fair value		$ 15,255	9,173
Convertible Bonds [Member]
Convertible bonds [Abstract]
Bonds issued	$ 650,000
Convertible bonds maturity year		2029
Conversion price (in dollars per share)	$ 24.78
Net proceeds	$ 635,093
Convertible bonds interest rate	2.375%
Debt interest frequency of payment		quarterly
Bonds maturity		July 30, 2029
Face value of convertible bonds issued		$ 650,000	0
Transaction costs		(14,972)	0
Other equity securities - value of conversion rights		(95,655)	0
Unwind of discount		13,773	0
Interest expense		6,419	0
Interest paid		(3,859)	0
Closing balance		555,706	0
Current		17,500	0
Non-current		538,206	0
Total convertible bond liability		555,706	0
Carrying amount		555,706	0
Fair value		$ 556,042	$ 0